Prepaid Expenses and Other (Tables)	3 Months Ended	12 Months Ended
	Mar. 31, 2026	Dec. 31, 2025
Prepaid Expenses and Other [Abstract]
Schedule of Prepaid and Other Expenses

Prepaid and other expenses as of March 31, 2026 and December 31, 2025 were as follows:

	March 31,	December 31,
	2026	2025

Insurance prepayments	$3,972	$7,028
Other expense prepayments	15,410	11,914
Lease deposits	13,993	13,993
Total prepaid expenses and other	33,375	32,935

Prepaid and other expenses as of December 31, 2025 and 2024 were as follows:

	December 31,
	2025	2024

Insurance prepayments	$7,028	$5,916
Other expense prepayments	11,914	19,838
Lease deposits	13,993	55,047
Contract assets	–	20,058
Total prepaid expenses and other	32,935	100,859
Less: long term portion	–	(44,140)
Prepaid expenses and other, current portion	$32,935	$56,719